Business combinations - Acquisition Related Costs (Details) £ in Thousands	12 Months Ended
Jun. 30, 2022 GBP (£)
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Acquisition related costs	£ 379
Legal and professional fees | Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Acquisition related costs	292
Legal and professional fees | Levvel LLC
Disclosure of detailed information about business combination [line items]
Acquisition related costs	1,074
Legal and professional fees | FIVE
Disclosure of detailed information about business combination [line items]
Acquisition related costs	716
Legal and professional fees | Comtrade CDS
Disclosure of detailed information about business combination [line items]
Acquisition related costs	1,550
Stamp duty | Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Acquisition related costs	£ 87